Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) - $ / shares		1 Months Ended		12 Months Ended
	Apr. 12, 2019	Apr. 26, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Number of warrants, beginning of period	6,188,222	6,188,222		4,030,059	4,192,916
Weighted average exercise price, beginning of period	$ 1.16	$ 1.16		$ 0.79	$ 0.79
Class of Warrant or Right, Grants in Period, Net of Forfeitures				4,252,541	3,900,000
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price				$ 1.40	$ 0.50
Number of warrants, exercised	(74,000)	(1,700,000)	(3,900,000)	(2,092,052)	(3,900,000)
Weighted average exercise price, exercised				$ 0.90	$ 0.50
Number of warrants, cancelled or expired				2,326	(162,858)
Weighted average exercise price, cancelled or expired				$ 27.50	$ 4.71
Number of warrants, end of period			4,030,059	6,188,222	4,030,059
Weighted average exercise price, end of period			$ 0.79	$ 1.16	$ 0.79
Number of warrants, exercisable				6,188,222
Weighted average exercise price, exercisable				$ 1.16